Related party transactions (Tables)	6 Months Ended
Jun. 30, 2020
Related party transactions
Schedule of service agreements and products with related parties

Service agreements and products with related parties

in € THOUS

	For the six months ended		For the six months ended		June 30,		December 31,
	June 30, 2020		June 30, 2019		2020		2019
	Sales of	Purchases of	Sales of	Purchases of
	goods and	goods and	goods and	goods and	Accounts	Accounts	Accounts	Accounts
	services	services	services	services	receivable	payable	receivable	payable
Service agreements(1)
Fresenius SE	155	13,958	77	11,972	40	5,339	35	360
Fresenius SE affiliates	2,021	53,703	1,651	47,651	884	5,124	2,003	6,416
Equity method investees	2,778	—	(12,946)	—	67,653	—	68,300	—
Total	4,954	67,661	(11,218)	59,623	68,577	10,463	70,338	6,776

Products
Fresenius SE affiliates	21,918	20,139	21,655	17,559	15,754	4,267	16,803	3,405
Equity method investees	—	243,148	—	224,618	—	73,143	—	36,262
Total	21,918	263,287	21,655	242,177	15,754	77,410	16,803	39,667
(1)	In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €5,485 and €8,352 at June 30, 2020 and December 31, 2019, respectively.

Schedule of lease agreements with related parties

.

Lease agreements with related parties

in € THOUS

	For the six months ended			For the six months ended
	June 30, 2020			June 30, 2019			June 30, 2020		December 31, 2019
		Interest	Lease		Interest	Lease	Right-of-use	Lease	Right-of-use	Lease
	Depreciation	expense	expense (1)	Depreciation	expense	expense (1)	asset	liability	asset	liability
Fresenius SE	3,995	375	398	2,524	250	1,955	62,447	62,837	30,336	30,820
Fresenius SE affiliates	6,644	657	175	6,299	715	275	86,703	87,750	91,879	92,126
Total	10,639	1,032	573	8,823	965	2,230	149,150	150,587	122,215	122,946
(1)	Short-term leases and expenses relating to variable lease payments are exempted from balance sheet recognition.